Corporate information and main business (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 23, 2024	Feb. 29, 2024	Jan. 31, 2024
Corporate Information And Main Business
Description of for invement agreements	bearing interest at LIBOR plus a spread ranging from 1% to 2%.
Economic transactions		$ 30,681,066		$ 40,511,360	$ 30,930,604
Agreement with CAMMESA - Resolutions SE No 58/2024 and 66/2024			$ 32,602,392
Description of for remuneration values	the Secretariat of Energy, the corresponding remuneration values were updated monthly by 4%, 1.5%, 1.5%, 2%, 1.5%, 1%, 0.4%, 0.5% and 0.5%, respectively.